Changes in Accumulated Other Comprehensive Income After Tax (Detail) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Accumulated Available For Sale Securities INR	Mar. 31, 2012 Accumulated Available For Sale Securities INR	Mar. 31, 2013 Accumulated Available For Sale Securities USD ($)	Mar. 31, 2013 Accumulated Translation Adjustment INR	Mar. 31, 2012 Accumulated Translation Adjustment INR	Mar. 31, 2013 Accumulated Translation Adjustment USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(7,212.8)	(5,712.5)		(7,414.9)	(5,661.0)	$ 4.1	202.1	(51.5)	$ 4.8
Net change	141.1	7,698.2	(1,500.3)	(5,513.8)	7,637.3	(1,753.9)		60.9	253.6
Ending Balance	$ 8.9	485.4	(7,212.8)	(5,712.5)	222.4	(7,414.9)	$ 4.1	263.0	202.1	$ 4.8